ATA INC. ("Parent Company") - Condensed Statements of Comprehensive Income (Loss) (Details)	9 Months Ended			12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Condensed financial information
Operating expenses	$ (24,822,300)	¥ (161,501,330)	¥ (120,842,587)	¥ (161,026,108)	¥ (157,388,148)
Foreign currency exchange gains (losses), net	(33,416)	(217,415)		(72,769)	(1,505,518)
Earnings before income taxes	8,798,446	57,245,329	65,939,737	28,627,579	44,972,666
Income tax expense	(4,519,965)	(29,408,249)	¥ (21,995,839)	(38,596,986)	(18,921,479)
Net income (loss) attributable to ATA Inc.	4,554,592	29,633,544		(9,716,002)	26,051,187
Comprehensive income (loss) attributable to ATA Inc.	4,280,829	27,852,360		(9,611,644)	28,053,740
ATA INC.
Condensed financial information
Operating expenses	(2,193,734)	(14,273,099)		(3,818,608)	(4,292,082)
Investment income (loss)	6,271,246	40,802,611		(6,587,058)	30,476,370
Interest expense	(8,004)	(52,074)		(75,918)
Interest income	2,366	15,394		568,503	79,847
Foreign currency exchange gains (losses), net	(93,437)	(607,927)		197,079	(212,948)
Earnings before income taxes	3,978,437	25,884,905		(9,716,002)	26,051,187
Net income (loss) attributable to ATA Inc.	3,978,437	25,884,905		(9,716,002)	26,051,187
Other comprehensive income (loss)	(273,763)	(1,781,184)		104,358	2,002,553
Comprehensive income (loss) attributable to ATA Inc.	$ 3,704,674	¥ 24,103,721		¥ (9,611,644)	¥ 28,053,740